SUBSEQUENT EVENTS - Dividends - Declared (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [abstract]
Cash dividend declared, per installment	$ 5.00	$ 5.00	$ 4.00	$ 4.90
Dividend declared	$ 1,336,861	$ 1,336,861	$ 1,069,489	$ 1,310,124
Cash dividends declared information	At the General Meeting of Shareholders that took place on March 30, 2020, it was declared a dividend of 5.00 per month for the preferred and common shares, during period of twelve-month between April, 2020 and March 2021	In the general assembly held in March 2019, 60.00 pesos per share payable in twelve installments of 5.00 pesos per share, from April 2019 to March 2020.	In the general assembly held in March 2018, 48.00 pesos per share payable in twelve installments of 4.00 pesos per share, from April 2018 to March 2019.	In the general assembly held in March 2017, 58.80 pesos per share payable in twelve installments of 4.90 pesos per share, from April 2017 to March 2018.